Related Party Balances and Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Exploration and evaluation expenditures:
Exploration and evaluation expenditures	$ 14,653	$ 36,170
Universal Mineral Services Ltd.
Fees, salaries and other employee benefits	2,388	3,302
Legal and professional fees	264	316
Marketing and investor relations	1,390	1,453
Insurance	310	202
Office and administration	485	603
Regulatory, transfer agent and shareholder information	217	319
Project investigation costs	138	105
Universal Mineral Services Ltd. [member]
Universal Mineral Services Ltd.
Fees, salaries and other employee benefits	462	574
Legal and professional fees	9	0
Marketing and investor relations	70	7
Insurance	1	2
Office and administration	344	419
Regulatory, transfer agent and shareholder information	0	17
Project investigation costs	6	10
Total transactions for the period	1,717	2,046
Universal Mineral Services Ltd. [member] | Committee Bay mining property [member]
Exploration and evaluation expenditures:
Exploration and evaluation expenditures	510	529
Universal Mineral Services Ltd. [member] | Homestake Ridge mining property [member]
Exploration and evaluation expenditures:
Exploration and evaluation expenditures	136	352
Universal Mineral Services Ltd. [member] | Peruvian exploration projects [member]
Exploration and evaluation expenditures:
Exploration and evaluation expenditures	$ 179	$ 136